SCHEDULE OF LOAN (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	May 18, 2023
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			17.97%
Ajesh Kapoor One [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Issuance Date	Jul. 10, 2021
Debt Instrument, Maturity Date	Jul. 10, 2026
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Amount due as of September 30, 2024	$ 150,000
Ajesh Kapoor Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Issuance Date	Aug. 27, 2021
Debt Instrument, Maturity Date	Aug. 26, 2026
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Amount due as of September 30, 2024	$ 235,000
Vivek Seghal [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Issuance Date	Apr. 17, 2023
Debt Instrument, Maturity Date	Oct. 13, 2023
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Amount due as of September 30, 2024	$ 50,000
Ajesh Kapoor Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Issuance Date	May 05, 2023
Debt Instrument, Maturity Date	May 04, 2024
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Amount due as of September 30, 2024	$ 50,000
Ajesh Kapoor Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Issuance Date	May 17, 2023
Debt Instrument, Maturity Date	May 16, 2024
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Amount due as of September 30, 2024	$ 165,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due as of September 30, 2024	650,000
Less: Current portion of notes payable to related parties	265,000
Notes payable to related parties, net of current portion	$ 385,000